Fair Value Measurements (Details 2) (USD $)						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Significant unobservable inputs	Dec. 31, 2013 Significant unobservable inputs	Mar. 31, 2014 Preferred Stock Significant unobservable inputs PWERM Minimum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Minimum	Mar. 31, 2014 Preferred Stock Significant unobservable inputs PWERM Maximum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Maximum	Mar. 31, 2014 Preferred Stock Significant unobservable inputs PWERM Average	Dec. 31, 2013 Preferred Stock Significant unobservable inputs PWERM Average	Mar. 31, 2014 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs Market Comparable Companies Minimum	Mar. 31, 2014 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum	Dec. 31, 2013 Preferred Stock Significant unobservable inputs Market Comparable Companies Maximum
Quantitative information about the Company's Level 3 fair value measurements
Time until future exit event						2 months 12 days	0 years	3 months 18 days	4 months 24 days
Probability of Abaloparatide coming to market						65.00%	65.00%	75.00%	75.00%
Discount rate (as a percent)						20.00%	20.00%	40.00%	40.00%
Long-term revenue growth rate under scenario one (as a percent)						2.00%	2.00%	117.00%	117.00%	27.00%	27.00%
Long-term pretax operating margin under scenario one (as a percent)						13.00%	13.00%	79.00%	79.00%	68.00%	68.00%
Discount for lack of marketability (as a percent)						6.00%	10.00%	33.00%	36.00%
Revenue multiple												3.6	3.2	8.4	8.0
Revenue years used in calculation of average estimated long-term revenue growth rate under scenario one										16 years	16 years
Years used in calculation of average estimated long-term pretax operating margin under scenario one										17 years	17 years
Stock asset				$ 1,200,000
Warrant liability	4,550,000	1,945,000	830,000	4,600,000	1,900,000
Stock liability					$ 5,300,000